Segment Information - Summary of Net Sales by Segment and Geographical Area (Details) € in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024 EUR (€) segment		Jun. 30, 2023 EUR (€)		Dec. 31, 2023 EUR (€)
Disclosure of geographical areas [line items]
Net sales	€ 21,209		€ 20,187		€ 43,070
Number of operating segments | segment	2
Other revenues	€ 1,289		1,358		3,374
Cost of sales	(6,849)		(6,347)		(14,236)
Research and development expense	(3,423)		(3,193)		(6,728)
Selling, general and administrative expense	(5,260)		(5,182)		(10,692)
Attributable to non-controlling interests	17		26		36
Dupixent
Disclosure of geographical areas [line items]
Net sales	18,378		17,467		37,890
Business operating income	4,931		5,220		11,247
Other revenues	1,257		1,331		3,322
Cost of sales	(5,756)		(5,388)		(12,282)
Research and development expense	(3,331)		(3,082)		(6,509)
Selling, general and administrative expense	(4,260)		(4,248)		(8,868)
Other operating income and expenses	(1,417)		(897)		(2,387)
Share of profit/(loss) from investments accounted for using the equity method	66		48		101
Attributable to non-controlling interests	(6)		(11)		(20)
Dupixent | Pharma Segment
Disclosure of geographical areas [line items]
Net sales	16,059		15,077
Dupixent | Pharma Launches
Disclosure of geographical areas [line items]
Net sales	1,295		715
Dupixent | Dupixent
Disclosure of geographical areas [line items]
Net sales	6,138		4,878
Dupixent | Total Vaccines
Disclosure of geographical areas [line items]
Net sales	2,319		2,390
Dupixent | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	1,348		1,428
Dupixent | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	188		162
Dupixent | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	320		184
Dupixent | Sarclisa
Disclosure of geographical areas [line items]
Net sales	227		181
Dupixent | Altuviiio
Disclosure of geographical areas [line items]
Net sales	280		19
Dupixent | Rezurock
Disclosure of geographical areas [line items]
Net sales	207		141
Dupixent | Cablivi
Disclosure of geographical areas [line items]
Net sales	113		113
Dupixent | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	72		38
Dupixent | Enjaymo
Disclosure of geographical areas [line items]
Net sales	55		33
Dupixent | Tzield
Disclosure of geographical areas [line items]
Net sales	21		6
Dupixent | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales	200		0
Dupixent | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales	582		569
Opella
Disclosure of geographical areas [line items]
Net sales	2,831		2,720		5,180
Business operating income	739		850		1,438
Other revenues	32		27		52
Cost of sales	(1,077)		(949)		(1,933)
Research and development expense	(92)		(111)		(219)
Selling, general and administrative expense	(1,002)		(936)		(1,828)
Other operating income and expenses	43		100		181
Share of profit/(loss) from investments accounted for using the equity method	9		7		21
Attributable to non-controlling interests	(5)		(8)		(16)
Opella | Seasonal Symptoms And Pain Relief
Disclosure of geographical areas [line items]
Net sales	1,216		1,261
Opella | Wellness Brands
Disclosure of geographical areas [line items]
Net sales	1,258		1,112
Opella | Others
Disclosure of geographical areas [line items]
Net sales	357		347
Other segment
Disclosure of geographical areas [line items]
Net sales	0	[1]	0	[2]	0	[3]
Business operating income	(14)	[1]	(11)	[2]	(15)	[3]
Other revenues	0	[1]	0	[2]	0	[3]
Cost of sales	3	[1]	(5)	[2]	(1)	[3]
Research and development expense	0	[1]	0	[2]	0	[3]
Selling, general and administrative expense	2	[1]	2	[2]	4	[3]
Other operating income and expenses	(19)	[1]	(8)	[2]	(18)	[3]
Share of profit/(loss) from investments accounted for using the equity method	0	[1]	0	[2]	0	[3]
Attributable to non-controlling interests	0	[1]	0	[2]	0	[3]
Other Products Segment | Other Products Segment
Disclosure of geographical areas [line items]
Net sales	8,626		9,484
Other Products Segment | of which
Disclosure of geographical areas [line items]
Net sales	278		280
Europe
Disclosure of geographical areas [line items]
Net sales	4,882		5,034		10,392
Europe | Dupixent
Disclosure of geographical areas [line items]
Net sales	4,074		4,194
Europe | Dupixent | Pharma Segment
Disclosure of geographical areas [line items]
Net sales	3,692		3,624
Europe | Dupixent | Pharma Launches
Disclosure of geographical areas [line items]
Net sales	249		168
Europe | Dupixent | Dupixent
Disclosure of geographical areas [line items]
Net sales	770		587
Europe | Dupixent | Total Vaccines
Disclosure of geographical areas [line items]
Net sales	382		570
Europe | Dupixent | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	248		231
Europe | Dupixent | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	30		37
Europe | Dupixent | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	95		42
Europe | Dupixent | Sarclisa
Disclosure of geographical areas [line items]
Net sales	64		56
Europe | Dupixent | Altuviiio
Disclosure of geographical areas [line items]
Net sales	0		0
Europe | Dupixent | Rezurock
Disclosure of geographical areas [line items]
Net sales	12		2
Europe | Dupixent | Cablivi
Disclosure of geographical areas [line items]
Net sales	43		49
Europe | Dupixent | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	24		15
Europe | Dupixent | Enjaymo
Disclosure of geographical areas [line items]
Net sales	10		4
Europe | Dupixent | Tzield
Disclosure of geographical areas [line items]
Net sales	1		0
Europe | Dupixent | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales	7		0
Europe | Dupixent | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales	97		72
Europe | Opella
Disclosure of geographical areas [line items]
Net sales	808		840
Europe | Other Products Segment | Other Products Segment
Disclosure of geographical areas [line items]
Net sales	2,673		2,869
Europe | Other Products Segment | of which
Disclosure of geographical areas [line items]
Net sales	274		264
United States
Disclosure of geographical areas [line items]
Net sales	9,067		7,988		€ 18,512
United States | Dupixent
Disclosure of geographical areas [line items]
Net sales	8,294		7,366
United States | Dupixent | Pharma Segment
Disclosure of geographical areas [line items]
Net sales	7,550		6,709
United States | Dupixent | Pharma Launches
Disclosure of geographical areas [line items]
Net sales	868		460
United States | Dupixent | Dupixent
Disclosure of geographical areas [line items]
Net sales	4,437		3,682
United States | Dupixent | Total Vaccines
Disclosure of geographical areas [line items]
Net sales	744		657
United States | Dupixent | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	311		347
United States | Dupixent | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	16		19
United States | Dupixent | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	174		123
United States | Dupixent | Sarclisa
Disclosure of geographical areas [line items]
Net sales	100		76
United States | Dupixent | Altuviiio
Disclosure of geographical areas [line items]
Net sales	259		17
United States | Dupixent | Rezurock
Disclosure of geographical areas [line items]
Net sales	188		140
United States | Dupixent | Cablivi
Disclosure of geographical areas [line items]
Net sales	60		58
United States | Dupixent | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	37		21
United States | Dupixent | Enjaymo
Disclosure of geographical areas [line items]
Net sales	30		19
United States | Dupixent | Tzield
Disclosure of geographical areas [line items]
Net sales	20		6
United States | Dupixent | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales	116		0
United States | Dupixent | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales	301		291
United States | Opella
Disclosure of geographical areas [line items]
Net sales	773		622
United States | Other Products Segment | Other Products Segment
Disclosure of geographical areas [line items]
Net sales	2,245		2,567
United States | Other Products Segment | of which
Disclosure of geographical areas [line items]
Net sales	3		3
Other countries
Disclosure of geographical areas [line items]
Net sales	7,260		7,165
Other countries | Dupixent
Disclosure of geographical areas [line items]
Net sales	6,010		5,907
Other countries | Dupixent | Pharma Segment
Disclosure of geographical areas [line items]
Net sales	4,817		4,744
Other countries | Dupixent | Pharma Launches
Disclosure of geographical areas [line items]
Net sales	178		87
Other countries | Dupixent | Dupixent
Disclosure of geographical areas [line items]
Net sales	931		609
Other countries | Dupixent | Total Vaccines
Disclosure of geographical areas [line items]
Net sales	1,193		1,163
Other countries | Dupixent | Polio/Pertussis/ Hib Vaccines
Disclosure of geographical areas [line items]
Net sales	789		850
Other countries | Dupixent | Influenza Vaccines
Disclosure of geographical areas [line items]
Net sales	142		106
Other countries | Dupixent | Nexviazyme
Disclosure of geographical areas [line items]
Net sales	51		19
Other countries | Dupixent | Sarclisa
Disclosure of geographical areas [line items]
Net sales	63		49
Other countries | Dupixent | Altuviiio
Disclosure of geographical areas [line items]
Net sales	21		2
Other countries | Dupixent | Rezurock
Disclosure of geographical areas [line items]
Net sales	7		(1)
Other countries | Dupixent | Cablivi
Disclosure of geographical areas [line items]
Net sales	10		6
Other countries | Dupixent | Xenpozyme
Disclosure of geographical areas [line items]
Net sales	11		2
Other countries | Dupixent | Enjaymo
Disclosure of geographical areas [line items]
Net sales	15		10
Other countries | Dupixent | Tzield
Disclosure of geographical areas [line items]
Net sales			0
Other countries | Dupixent | RSV Vaccines
Disclosure of geographical areas [line items]
Net sales	77		0
Other countries | Dupixent | Meningitis Travel And Endemic Vaccines
Disclosure of geographical areas [line items]
Net sales	184		206
Other countries | Opella
Disclosure of geographical areas [line items]
Net sales	1,250		1,258
Other countries | Other Products Segment | Other Products Segment
Disclosure of geographical areas [line items]
Net sales	3,708		4,048
Other countries | Other Products Segment | of which
Disclosure of geographical areas [line items]
Net sales	€ 1		€ 13

[1]	(a) The “Other” column reconciles segmental results to the total per the consolidated financial statements.
[2]	(a) The “Other” column reconciles segmental results to the total per the consolidated financial statements.
[3]	(a) The “Other” column reconciles segmental results to the total per the consolidated financial statements.